Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share)
Common stock, shares issued
Common stock, shares outstanding		189,750
Common stock, shares authorized	200,000,000
Class C Common Stock
Common stock, par value (in Dollars per share)
Common stock, shares issued
Common stock, shares outstanding
Class B Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares issued	825,000
Common stock, shares outstanding		4,312,500
Common stock, shares authorized		20,000,000
Previously Reported
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Previously Reported | Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	3,677,250	189,750
Common stock, shares outstanding	3,677,250	189,750
Common stock subject to possible redemption	17,250,000	17,250,000
Common stock subject to possible redemption value (in Dollars per share)	$ 10.29	$ 10.1
Common stock, shares authorized	200,000,000	200,000,000
Previously Reported | Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	825,000	4,312,500
Common stock, shares outstanding	825,000	4,312,500
Common stock, shares authorized	20,000,000	20,000,000